Change in Reporting and Functional Currency	3 Months Ended
Jul. 31, 2012
Change In Reporting And Functional Currency
Change in Reporting and Functional Currency

2.	Change in Reporting and Functional Currency:

These condensed consolidated financial statements have been prepared using the United States dollar as the reporting currency, as management is of the opinion the use of US dollars to prepare these condensed consolidated financial statements enhances communication with stockholders and improves comparability of financial information reported with peer group companies. Financial statements prior to July 31, 2010 years were prepared using a Canadian dollar (Cdn dollar) reporting currency, however, both current year and historical financial information has been translated to US dollars in accordance with the method described in the significant accounting policies. The change in reporting currency resulted in the recognition of a cumulative foreign currency translation adjustment of $(3,836) and $- in accumulated other comprehensive income for the three months ended July 31, 2012 and 2011, respectively.